EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
Schedule of earnings per share

	2022	2021	2020
Net profit/(loss) for the period attributable to ordinary equity holders from continuing operations (£’000)	(194,321)	30,765	1,442
Weighted average number of ordinary shares in issue (’000)	473,930	397,513	303,436
Basic earnings (loss) per share for continuing operations (pence)	(40.98)	7.7	0.5

Net profit/(loss) for the period attributable to ordinary equity holders for continuing operations (£’000)	(194,321)	30,765	1,442
Diluted number of ordinary shares in issue (’000)	473,930	415,201	344,638
Diluted earnings (loss) per share for continuing operations (pence)	(40.98)	7.4	0.4